Basis of preparation of the half-year financial statements and accounting policies	6 Months Ended
Jun. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation of the half-year financial statements and accounting policies
A/ Basis of preparation of the half-year financial statements and accounting policies
A.1. International financial reporting standards (IFRS)
The half-year consolidated financial statements have been prepared and presented in condensed format in accordance with IAS 34 (Interim Financial Reporting). The accompanying notes therefore relate to significant events and transactions of the period, and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2025.
The accounting policies used in the preparation of the consolidated financial statements as of June 30, 2026 comply with international financial reporting standards (IFRS) as endorsed by the European Union and as issued by the International Accounting Standards Board (IASB). IFRS as endorsed by the European Union as of June 30, 2026 are available via the following web link: https://www.efrag.org/en/financial-reporting/endorsement-status.
The accounting policies applied effective January 1, 2026 are identical to those presented in the consolidated financial statements for the year ended December 31, 2025.
On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7 relating to the classification and measurement of financial instruments, applicable from January 1, 2026. The amendments did not have a material impact on the financial statements.
On July 18, 2024, the IASB issued Volume 11 of “Annual Improvements to IFRS”, applicable from January 1, 2026. Those improvements to various standards, which are essentially in the nature of clarifications, did not have a material impact on the financial statements.
On December 18, 2024, the IASB issued "Contracts referencing nature-dependent electricity", amendments to IFRS 9 and IFRS 7, applicable from January 1, 2026. The amendments could potentially result in an enhancement of the disclosures provided in the 2026 annual financial statements. As a reminder, renewable energy purchase contracts entered into by Sanofi as of December 31, 2025 are described in Note D.21. to the consolidated financial statements included in Sanofi’s Form 20-F for the year ended December 31, 2025 (the “2025 20-F”).
In its 2026 half-year financial statements, Sanofi has used an average effective tax rate that takes into account the Pillar Two top-up tax applicable from January 1, 2024. As in the previous year, the effective tax rate also includes a one-off impact from the 2025 component of the exceptional surcharge in respect of French corporate income taxes (see Note B.19.).
A.2. Use of estimates and judgments
The preparation of financial statements requires management to make reasonable estimates and assumptions based on information available at the date the financial statements are finalized. Those estimates and assumptions may affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements, and disclosures of contingent assets and contingent liabilities as of the date of the review of the financial statements. Examples of estimates and assumptions include:
•amounts deducted from sales for projected sales returns, chargeback incentives, rebates and price reductions;
•impairment of property, plant and equipment and intangible assets;
•the valuation of goodwill and the valuation and useful life of acquired intangible assets; and
•the amount of liabilities or provisions for restructuring, litigation, tax risks relating to corporate income taxes, and environmental risks.
Actual results could differ from these estimates.
For half-year financial reporting purposes, and as allowed under IAS 34, Sanofi has determined income tax expense on the basis of an estimate of the effective tax rate for the full financial year. That rate is applied to business operating income plus financial income and minus financial expenses, and before (i) the share of profit/loss of investments accounted for using the equity method and (ii) net income attributable to non-controlling interests. The estimated full-year effective tax rate is based on the tax rates that will be applicable to projected pre-tax profits or losses arising in the various tax jurisdictions in which Sanofi operates.
A.3. Seasonal trends
Sanofi’s activities are not subject to significant seasonal fluctuations.
A.4. Consolidation and foreign currency translation of the financial statements of subsidiaries in hyperinflationary economies
In 2026, Sanofi continues to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met. The contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.
In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has (since July 1, 2018) treated Argentina as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
In Turkey, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has (since January 1, 2022) treated Turkey as a hyperinflationary economy and has applied IAS 29. The impact of the resulting restatements is immaterial at Sanofi group level.
A.5. Fair value of financial instruments
Under IFRS 13 (Fair Value Measurement) and IFRS 7 (Financial Instruments: Disclosures), fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three levels:
•Level 1: quoted prices in active markets for identical assets or liabilities (without modification or repackaging);
•Level 2: quoted prices in active markets for similar assets or liabilities, or valuation techniques in which all important inputs are derived from observable market data; and
•Level 3: valuation techniques in which not all important inputs are derived from observable market data.
The table below shows the disclosures required under IFRS 7 relating to the measurement principles applied to financial instruments.

Note	Type of financial instrument	Measurement principle	Level in fair value hierarchy	Valuation technique	Method used to determine fair value
						Market data
					Valuation model	Exchange rate	Interest rate	Volatilities
B.6.	Financial assets measured at fair value (quoted equity instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (quoted debt instruments)	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets measured at fair value (unquoted equity instruments)	Fair value	3	Amortized cost/ Peer comparison (primarily)	If cost ceases to be a representative measure of fair value, an internal valuation based primarily on peer comparison is used.
B.6.	Financial assets measured at fair value (contingent consideration receivable)	Fair value	3	Revenue-based approach
The fair value of contingent consideration receivable is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.3. to the consolidated financial statements for the year ended December 31, 2025.

B.6.	Long-term loans and advances and other non-current receivables	Amortized cost	N/A	N/A	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
B.6.	Financial assets measured at fair value held to meet obligations under post-employment benefit plans	Fair value	1	Market value	Quoted market price	N/A
B.6.	Financial assets designated at fair value held to meet obligations under deferred compensation plans	Fair value	1	Market value	Quoted market price	N/A
B.9.	Investments in mutual funds	Fair value	1	Market value	Net asset value	N/A
B.9.	Negotiable debt instruments, commercial paper, instant access deposits and term deposits	Amortized cost	N/A	N/A	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
B.9. B.12.	Financial liabilities	Amortized cost (a)	N/A	N/A	In the case of financial liabilities with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements.
For financial liabilities with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
					For financial liabilities based on variable payments such as royalties, fair value is determined on the basis of discounted cash flow projections.
B.9.	Lease liabilities	Amortized cost	N/A	N/A	Future lease payments are discounted using the incremental borrowing rate.
B.10.	Forward currency contracts	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon	N/A
B.10.	Interest rate swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.10.	Cross-currency swaps	Fair value	2	Revenue-based approach	Present value of future cash flows	Mid Market Spot	< 1 year: Mid Money Market and Euronext interest rate futures > 1 year: Mid Zero Coupon	N/A
B.11.	Liabilities related to business combinations and to non-controlling interests	Fair value	3	Revenue-based approach	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note B.11.
(a)In the case of debt designated as a hedged item in a fair value hedging relationship, the carrying amount in the consolidated balance sheet includes changes in fair value attributable to the hedged risk(s).
A.6. New pronouncements issued by the IASB and applicable from 2027
On April 9, 2024, the IASB issued IFRS 18 (Presentation and Disclosure in Financial Statements), applicable from January 1, 2027. In terms of adapting Sanofi’s chart of accounts and financial information systems, the transition is continuing on schedule. In line with the information communicated in the 2025 financial statements as published, Sanofi’s IFRS 18 rollout project – which began in the fourth quarter of 2025 – is progressing, and the impact analysis has evolved in line with the schedule. The future structure of Sanofi’s consolidated income statement will present operating expenses by function, and will reflect presentational choices based on the “useful structured summary” principle established by IFRS 18. Those choices involve the classification of income statement items according to five categories (operating, investing, financing, income tax and discontinued operations), with the sub-totals limited solely to those specified in IFRS 18. The income statement structure will also reflect the fact that Sanofi as a whole operates a single principal activity. As regards the requirement to disclose alternative management performance measures (MPMs) that meet the IFRS 18 definition in the notes to the financial statements, Sanofi has identified the relevant MPMs. In accordance with the information communicated in Sanofi’s 2025 consolidated financial statements, the main MPMs are “Business gross profit”, “Business operating income” and “Business net income”, all of which are non-IFRS measures that Sanofi currently uses in its financial communication. No significant impact on these performance measures has been identified at this stage.
The transition note intended for publication in Sanofi’s 2026 Annual Report on Form 20-F will include a reconciliation, for the comparative years 2026 and 2025, between (i) the amounts for each income statement line item presented in accordance with IFRS 18 as applicable from 2027 and (ii) those presented in accordance with the currently applicable standard (IAS 1).
Furthermore, the presentation of the consolidated statement of cash flows will be modified such that it starts from Operating income instead of Net income attributable to equity holders of Sanofi.
Finally, as mentioned in Sanofi’s 2025 year-end financial communications, Sanofi is not early adopting IFRS 18.
On November 13, 2025, the IASB issued “Translation to a Hyperinflationary Presentation Currency”, an amendment to IAS 21 (The Effects of Changes in Foreign Exchange Rates), applicable from January 1, 2027 (subject to endorsement by the European Union). Sanofi does not expect any material impact and will not early adopt this amendment.